SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases And Leased Premises
Right-of-use assets acquired in exchange for operating lease obligations	$ 1,733,829		$ 1,977,329
Operating cash flows from finance leases
Operating cash flows from operating leases	$ 243,501		$ 1,038,647
Operating leases, remaining lease term			3 years	0 years
Finance leases, remaining lease term			0 years	0 years
Operating leases, weighted average discount rate			5.00%	5.00%